SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Product Information [Line Items]
FDIC limits per institutions	$ 250,000		$ 250,000
Cash balances	64,000		47,000
Revenues	1,090,000	$ 1,154,000	4,620,000	$ 4,558,000
Bad debt expense			9,000	(0)
Operating and finance lease obligation	$ 18,000	$ 27,000	$ 164,000	$ 923,000
Common Shares Issuable Upon The Exercise Of Options And Warrants [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,528,243	2,571,656	3,522,527	2,571,656
Common shares issuable upon the exercise of unvested shares of restricted stock [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share	185,000		185,000	100,000
Convertible Debt Securities [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share	725,000	725,000	725,000
Large Distributor [Member]
Product Information [Line Items]
Revenues	$ 108,000	$ 297,000	$ 661,000	$ 1,301,000
Large Distributor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	11.50%	25.70%	14.30%	28.50%
Another Large Distributor [Member]
Product Information [Line Items]
Revenues	$ 106,000	$ 125,000	$ 556,000	$ 459,000
Another Large Distributor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	11.30%	10.80%	12.00%	10.10%
Individual Medical Practice [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues		$ 201,000		$ 460,000
Concentration percentage		17.40%		10.10%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage			60.00%	50.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage			17.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage			12.00%
Other Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage			10.00%	10.00%
One Supplier [Member]
Product Information [Line Items]
Raw material			$ 135,000	$ 113,100
One Supplier [Member] | Raw Materials [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage				57.00%
Two Supplier [Member]
Product Information [Line Items]
Raw material				$ 86,900
Two Supplier [Member] | Raw Materials [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage				43.00%